Investment Objectives and Goals - FT Vest U.S. Equity Buffer ETF - November	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Buffer ETF – November (FNOV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Buffer ETF – November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 16.62% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 24, 2025 through November 20, 2026.